Condensed financial information of Plastec Technologies, Ltd.	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
21.	Condensed financial information of Plastec Technologies, Ltd.

The condensed financial statements of Plastec Technologies, Ltd. have been prepared in accordance with accounting principles generally accepted in the United States of America.

Balance Sheets

	April 30,	December 31,	December 31,
	2012	2012	2013
	HK$	HK$	HK$
Assets
Current assets
Cash and cash equivalents	28,980	23,787	31,048
Amounts due from subsidiaries	-	-	100,056
Prepaid expenses	574	-	-
Total current assets	29,554	23,787	131,104
Investment in subsidiaries	1	1	1
Total assets	29,555	23,788	131,105

Liabilities and shareholders’ equity
Current liabilities
Account payable and accrued liabilities	369	369	609
Due to fellow subsidiaries	66,017	62,012	-
Tax payable	-	-	1,378
Total current liabilities	66,386	62,381	1,987
NET CURRENT ASSETS/(LIABILITIES)	(36,831)	(38,593)	129,118
TOTAL ASSETS AND LIABILITIES	(36,831)	(38,593)	129,118

Shareholders’ equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 14,352,903, 14,292,228 and 12,938,128 shares issued and outstanding as of April 30, 2012 and December 31, 2012 and 2013, respectively)	112	112	101
Additional paid-in capital	(35,502)	(38,341)	(101,735)
Retained earnings	(1,441)	(364)	230,752
Total shareholders’ equity	(36,831)	(38,593)	129,118

Statements of operations and comprehensive income/(loss)

	Year ended April 30,		8-month Period ended December 31,	Year ended December 31,
	2011	2012	2012	2013
	HK$	HK$	HK$	HK$

Revenues	-	-	-	224,758
Other incomes	152	4,803	3,323	12,018
Administrative expenses	(11,474)	(4,163)	(2,243)	(4,281)
Finance costs	-	-	(3)	-
Income/(loss) before income tax expense	(11,322)	640	1,077	232,495
Income tax expense	-	-	-	(1,379)
Total comprehensive income /(loss)	(11,322)	640	1,077	231,116

Statements of cash flows

	Year ended April 30,		8-month Period ended December 31,	Year ended December 31,
	2011	2012	2012	2013
	HK$	HK$	HK$	HK$
Cash flows from operating activities
Net income/(loss)	(11,322)	640	1,077	231,116
Change in operating assets and liabilities
Prepaid expenses	(47)	(272)	574	-
Deferred offering costs	(230)	-	-	-
Accounts payable and accrued liabilities	-	-	1	239
Income tax	-	-	-	1,378
Net cash (used in)/provided by operating activities	(11,599)	368	1,652	232,733

Cash flows from investing activities
Investment to subsidiary	(1)	-	-	-
Net cash used in investing activities	(1)	-	-	-

Change flows from financing activities
Recapitalization on reverse acquisition	12,084	-	-	-
Proceeds from due to subsidiaries	148	65,868	-	-
Repayment of due to subsidiaries	-	-	(4,005)	(162,068)
Proceeds used in repurchase of shares and warrants	-	(92,026)	(2,840)	(63,404)
Cash withdrawn from trust account	280,852	-	-	-
Proceeds used in share redemption	(227,448)	-	-	-
Net cash provided by/(used in)financing activities	65,636	(26,158)	(6,845)	(225,472)
Net increase/(decrease) in cash and cash equivalents	54,036	(25,790)	(5,193)	7,261
Cash and cash equivalents, beginning of year/period	734	54,770	28,980	23,787
Cash and cash equivalents, end of year/period	54,770	28,980	23,787	31,048